Marketable Securities (Schedule of Debt Securities by Major Interest Type) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014		Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	$ 39,200	[1]	$ 39,632	[1]
Net unrealized holding gains/(losses)	(346)		(154)
Aggregate fair value	38,854	[2]	39,478	[2]
Up to 2% [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	35,073		34,945
Net unrealized holding gains/(losses)	(291)		(217)
Aggregate fair value	34,782		34,728
Up to 2% [Member] | Maximum [Member]
Schedule of Held-to-maturity Securities [Line Items]
Interest rate	2.00%		2.00%
2.05% - 2.951% [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	4,127		4,687
Net unrealized holding gains/(losses)	(55)		63
Aggregate fair value	$ 4,072		$ 4,750
2.05% - 2.951% [Member] | Minimum [Member]
Schedule of Held-to-maturity Securities [Line Items]
Interest rate	2.05%		2.05%
2.05% - 2.951% [Member] | Maximum [Member]
Schedule of Held-to-maturity Securities [Line Items]
Interest rate	2.951%		2.951%

[1]	Including accrued interest in the amount of $391 thousand and $375 thousand as of December 31, 2013 and June 30, 2014 respectively.
[2]	Fair value is being determined using quoted market prices in active markets (Level 1).